Note 24 - Debt Securities Issued (Details) - ARS ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Debt Securities Issued LineItems
DEBT SECURITIES ISSUED		$ 2,473,690,000	$ 3,030,411,000	$ 3,291,323,000	$ 3,291,323,000
Issuance Date Member | Bond Class 9 Member
Debt Securities Issued LineItems
Securities Details		02/11/2014
Issuance Date Member | Bond Class 11 Member
Debt Securities Issued LineItems
Securities Details		07/18/2014
Issuance Date Member | Bond Class 13 Member
Debt Securities Issued LineItems
Securities Details		11/13/2014
Issuance Date Member | Bond Class 16 Member
Debt Securities Issued LineItems
Securities Details		07/30/2015
Issuance Date Member | Bond Class 17 Member
Debt Securities Issued LineItems
Securities Details		12/28/2015
Issuance Date Member | Bond Class 18 Member
Debt Securities Issued LineItems
Securities Details		12/28/2015
Issuance Date Member | Bond Class 19 Member
Debt Securities Issued LineItems
Securities Details		08/08/2016
Issuance Date Member | Bond Class 20 Member
Debt Securities Issued LineItems
Securities Details		08/08/2016
Issuance Date Member | Bond Class 21 Member
Debt Securities Issued LineItems
Securities Details		11/18/2016
Issuance Date Member | Bond Class 22 Member
Debt Securities Issued LineItems
Securities Details		11/18/2016
Issuance Date Member | Bond Class 23 Member
Debt Securities Issued LineItems
Securities Details		12/27/2017
Issuance Date Member | Bond Class 24 Member
Debt Securities Issued LineItems
Securities Details		12/27/2017
Issuance Date Member | Bond Class 25 Member
Debt Securities Issued LineItems
Securities Details		11/08/2018
Bonds Nominal Value Member | Bond Class 9 Member
Debt Securities Issued LineItems
Debt Securities Bonds		$ 145,116,000
Bonds Nominal Value Member | Bond Class 11 Member
Debt Securities Issued LineItems
Debt Securities Bonds		165,900,000
Bonds Nominal Value Member | Bond Class 13 Member
Debt Securities Issued LineItems
Debt Securities Bonds		107,500,000
Bonds Nominal Value Member | Bond Class 16 Member
Debt Securities Issued LineItems
Debt Securities Bonds		204,375,000
Bonds Nominal Value Member | Bond Class 17 Member
Debt Securities Issued LineItems
Debt Securities Bonds		199,722,000
Bonds Nominal Value Member | Bond Class 18 Member
Debt Securities Issued LineItems
Debt Securities Bonds		152,500,000
Bonds Nominal Value Member | Bond Class 19 Member
Debt Securities Issued LineItems
Debt Securities Bonds		207,500,000
Bonds Nominal Value Member | Bond Class 20 Member
Debt Securities Issued LineItems
Debt Securities Bonds		292,500,000
Bonds Nominal Value Member | Bond Class 21 Member
Debt Securities Issued LineItems
Debt Securities Bonds		90,000,000
Bonds Nominal Value Member | Bond Class 22 Member
Debt Securities Issued LineItems
Debt Securities Bonds		181,053,000
Bonds Nominal Value Member | Bond Class 23 Member
Debt Securities Issued LineItems
Debt Securities Bonds		553,125,000
Bonds Nominal Value Member | Bond Class 24 Member
Debt Securities Issued LineItems
Debt Securities Bonds		546,500,000
Bonds Nominal Value Member | Bond Class 25 Member
Debt Securities Issued LineItems
Debt Securities Bonds		$ 784,334,000
Maturity Date Member | Bond Class 9 Member
Debt Securities Issued LineItems
Securities Details		02/11/2017
Maturity Date Member | Bond Class 11 Member
Debt Securities Issued LineItems
Securities Details		07/18/2017
Maturity Date Member | Bond Class 13 Member
Debt Securities Issued LineItems
Securities Details		11/13/2017
Maturity Date Member | Bond Class 16 Member
Debt Securities Issued LineItems
Securities Details		07/30/2017
Maturity Date Member | Bond Class 17 Member
Debt Securities Issued LineItems
Securities Details		06/28/2017
Maturity Date Member | Bond Class 18 Member
Debt Securities Issued LineItems
Securities Details		12/28/2018
Maturity Date Member | Bond Class 19 Member
Debt Securities Issued LineItems
Securities Details		02/08/2018
Maturity Date Member | Bond Class 20 Member
Debt Securities Issued LineItems
Securities Details		08/08/2019
Maturity Date Member | Bond Class 21 Member
Debt Securities Issued LineItems
Securities Details		05/18/2018
Maturity Date Member | Bond Class 22 Member
Debt Securities Issued LineItems
Securities Details		11/18/2019
Maturity Date Member | Bond Class 23 Member
Debt Securities Issued LineItems
Securities Details		12/27/2019
Maturity Date Member | Bond Class 24 Member
Debt Securities Issued LineItems
Securities Details		12/27/2020
Maturity Date Member | Bond Class 25 Member
Debt Securities Issued LineItems
Securities Details		08/11/2020
Annual Nominal Rate Member | Bond Class 9 Member
Debt Securities Issued LineItems
Securities Details	[1]	Badlar Private + 4.70%
Annual Nominal Rate Member | Bond Class 11 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 3.75%
Annual Nominal Rate Member | Bond Class 13 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 3.75%
Annual Nominal Rate Member | Bond Class 16 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 3.75%
Annual Nominal Rate Member | Bond Class 17 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 3.50%
Annual Nominal Rate Member | Bond Class 18 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 4.08%
Annual Nominal Rate Member | Bond Class 19 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 2.40%
Annual Nominal Rate Member | Bond Class 20 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 3.23%
Annual Nominal Rate Member | Bond Class 21 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 2.75%
Annual Nominal Rate Member | Bond Class 22 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 3.50%
Annual Nominal Rate Member | Bond Class 23 Member
Debt Securities Issued LineItems
Securities Details		TM20 + 3.20%
Annual Nominal Rate Member | Bond Class 24 Member
Debt Securities Issued LineItems
Securities Details		Badlar Private + 4.25%
Annual Nominal Rate Member | Bond Class 25 Member
Debt Securities Issued LineItems
Securities Details		UVA + 9.50%
Bonds Carrying Amount Member
Debt Securities Issued LineItems
Debt Securities Bonds		$ 0
Bonds Carrying Amount Member | Bond Class 9 Member
Debt Securities Issued LineItems
Debt Securities Bonds		0	0	263,699,000
Bonds Carrying Amount Member | Bond Class 11 Member
Debt Securities Issued LineItems
Debt Securities Bonds		0	0	305,679,000
Bonds Carrying Amount Member | Bond Class 13 Member
Debt Securities Issued LineItems
Debt Securities Bonds		0	0	198,074,000
Bonds Carrying Amount Member | Bond Class 16 Member
Debt Securities Issued LineItems
Debt Securities Bonds		0	0	376,572,000
Bonds Carrying Amount Member | Bond Class 17 Member
Debt Securities Issued LineItems
Debt Securities Bonds		0	0	349,624,000
Bonds Carrying Amount Member | Bond Class 18 Member
Debt Securities Issued LineItems
Debt Securities Bonds		0	225,160,000	280,989,000
Bonds Carrying Amount Member | Bond Class 19 Member
Debt Securities Issued LineItems
Debt Securities Bonds		0	306,365,000	382,330,000
Bonds Carrying Amount Member | Bond Class 20 Member
Debt Securities Issued LineItems
Debt Securities Bonds		289,000,000	428,910,000	538,946,000
Bonds Carrying Amount Member | Bond Class 21 Member
Debt Securities Issued LineItems
Debt Securities Bonds		0	132,881,000	165,830,000
Bonds Carrying Amount Member | Bond Class 22 Member
Debt Securities Issued LineItems
Debt Securities Bonds		181,053,000	265,840,000	333,600,000
Bonds Carrying Amount Member | Bond Class 23 Member
Debt Securities Issued LineItems
Debt Securities Bonds		551,125,000	816,665,000	0
Bonds Carrying Amount Member | Bond Class 24 Member
Debt Securities Issued LineItems
Debt Securities Bonds		541,500,000	806,883,000	0
Bonds Carrying Amount Member | Bond Class 25 Member
Debt Securities Issued LineItems
Debt Securities Bonds		856,473,000	0	0
Bonds Carrying Amount Member | Total Class Member
Debt Securities Issued LineItems
Total Capital of Securities		2,419,151,000	2,982,704,000	3,195,343,000
Total Interest Accrued of Securities		54,539,000	47,707,000	95,980,000
DEBT SECURITIES ISSUED		$ 2,473,690,000	$ 3,030,411,000	$ 3,291,323,000

[1]

Definitions :

BADLAR: I nterest rate for time deposits of an amount superior than 1 (one) million pesos, from 30 to 35 days.

TM20 : is the single arithmetic mean of interest rates for term deposits of twenty million pesos or more and thirty to thirty five day terms.

UVA: I t is a unit of measure that is updated daily according to CER, based on the consumer price index .